RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Narrative (Details) - OneLNG - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Proceeds from related party receivables	$ 4.5
Trading balances with affiliates
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party		$ 3.0	$ 12.7